Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure	Outstanding Equity Awards at Fiscal Year-End (2024) There were no outstanding equity-based awards held at the end of the fiscal year ended December 31, 2024 by our named executive officers.